Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss		$ (73,520)	$ (51,500)	$ (44,974)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		15,838	12,223	11,806
Non-cash interest and other expense		7,678	10,253	9,731
Stock-based compensation expense		19,178	22,519	12,683
Loss on extinguishment of debt		0	23,203	325
Provision for bad debts		1,184	3,254	4,741
Impairment and other charges		9,086	0	2,511
Changes in operating assets and liabilities:
Accounts receivable		(9,793)	(10,069)	(4,514)
Inventories		(722)	(3,635)	5,403
Deferred revenue		809	654	(4,545)
Prepaid expenses and other assets		(1,460)	662	(320)
Accounts payable, accrued expenses and other current liabilities		17,986	525	10,425
Other long-term liabilities		1,184	831	76
Net cash (used in) provided by operating activities (1)	[1]	(12,552)	8,920	3,348
Cash flows from investing activities
Purchases of property and equipment		(10,608)	(11,486)	(7,307)
Payments to Acquire Businesses, Gross		(4,715)	0	0
Net cash used in investing activities		(15,323)	(11,486)	(7,307)
Cash flows from financing activities
Principal payments of capital lease obligations		(5,576)	(3,858)	(994)
Proceeds from Issuance of long-term debt, net of issuance costs		0	194,490	0
Repayments of Convertible Debt		0	(189,521)	(2,000)
Proceeds from issuance of common stock, net of offering costs		7,851	11,586	102,652
Payment of withholding taxes in connection with vesting of restricted stock units		(2,646)	(8,665)	(3,265)
Net cash (used in) provided by financing activities		(371)	4,032	96,393
Effect of Exchange Rate on Cash and Cash Equivalents		(275)	0	0
Net (decrease) increase in cash and cash equivalents		(28,521)	1,466	92,434
Cash and cash equivalents, beginning of period		151,193	149,727	57,293
Cash and cash equivalents, end of period		122,672	151,193	149,727
Supplemental Cash Flow Information [Abstract]
Interest Paid		4,025	4,657	5,704
Income Taxes Paid		109	124	321
Allocation to equity for conversion for the 2% Notes		0	35,638	0
Purchases of property and equipment under capital lease		5,721	1,474	9,021
3.75% Convertible Notes
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest and other expense		0	4,900	10,800
Stock Issued		$ 0	$ 12,564	$ 13,000

[1]	Includes activity related to discontinued operations. See note 18 to the consolidated financial statements for discussion of discontinued operations.